Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	June 30, 2024	December 31, 2023
	US$	US$
Raw material	391,392	526,522
Work-in-process	101,647	2,376
Finished goods	562,571	1,048,211
Low-value consumables	36,704	40,116
Total	1,092,314	1,617,225